Fair Value Adjustment Gain on DFA (Tables)	12 Months Ended
Jun. 30, 2023
Material income and expense [abstract]
Summary of Fair Value Adjustment Gain on DFA

	2023	2022	2021

	US$	US$	US$
Fair value adjustment gain on DFA	12,302,160	—	—
Total fair value adjustment gain on DFA	12,302,160	—	—